OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 25,696	$ 47,841
Federal funds purchased	0	6,750
Other	4	9
Total	25,700	54,600
Federal Home Loan Banks [Abstract]
Federal home loan bank stock	8,600
Unused borrowing capacity with FHLB	445,700
Interest expense on FHLB advances	1,000	900	$ 800
FHLB advances terminated	$ 0	0	0
FHLB stock as percentages of outstanding advances	4.50%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	$ 25,696	$ 47,841
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Total FHLB advances, Rate	2.28%	2.33%
Short-term Debt [Abstract]
Interest expense on federal funds purchased	$ 100	$ 100	0
Available for sale and loans, pledged to secure other borrowings	$ 1,200,000
Minimum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	132.00%
FHLB stock as percentages of unpaid principal balance	0.75%
Maximum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2018, Amount		19,910
2019, Amount	$ 10,000	10,000
2020, Amount	10,762	7,931
2022, Amount	4,934	0
Total fixed-rate advances, amount	$ 25,696	$ 37,841
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2018, Rate		2.43%
2019, Rate	1.60%	1.60%
2020, Rate	3.18%	3.80%
2022, Rate	1.69%
Total fixed-rate advances, Rate	2.28%	2.50%
Variable-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Variable-rate advances - 2018, amount	$ 0	$ 10,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Variable-rate advances - 2018, Rate		1.67%
Federal Reserve Bank Advances [Member]
Short-term Debt [Abstract]
Borrowings	0	$ 0
Average borrowings	3	$ 47	$ 0
Unused borrowing capacity	288,900
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2019	10,143
2020	10,619
2022	4,934
Total	$ 25,696